Related Party - Additional Information (Details) - EUR (€)			3 Months Ended		9 Months Ended
	May 30, 2025	Oct. 10, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024
Disclosure of transactions between related parties [line items]
Non-employee director cash compensation per year					€ 300,000	€ 300,000
Right of use Assets			€ 171,943,000		171,943,000		€ 171,334,000
Ordinary Shares
Disclosure of transactions between related parties [line items]
Shares repurchased of ordinary shares	3,927,344	5,648,465
Shares repurchased amount of ordinary shares			176,400,000		176,400,000
Ockenfels
Disclosure of transactions between related parties [line items]
Lease payments			200,000	€ 200,000	400,000	400,000
Lease liability			1,000,000		1,000,000		1,300,000
Right of use Assets			900,000		900,000		1,200,000
Income			0	0	100,000
Restricted Share Units
Disclosure of transactions between related parties [line items]
Expenses recognized during period			100,000	100,000	300,000	200,000
Other Curret Assets | Ockenfels
Disclosure of transactions between related parties [line items]
Outstanding receivables			9,800,000		9,800,000		9,800,000
Other Financial Liabilities - Current | Ockenfels
Disclosure of transactions between related parties [line items]
Outstanding payables			1,800,000		1,800,000		1,800,000
Other related parties [member]
Disclosure of transactions between related parties [line items]
Marketing expenses			0	100,000	100,000	100,000
Lease liability			900,000		900,000		200,000
Right of use Assets			900,000		900,000		200,000
Consulting fees and cost reimbursements			100,000	100,000	300,000	400,000
Sales			100,000	200,000	500,000	600,000
TRA liability			364,200,000		364,200,000		€ 359,900,000
Director compensation			€ 200,000	€ 200,000	€ 400,000	€ 400,000